UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-21800

          BlackRock World Investment Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock World Investment Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock World Investment Trust (BWC)

Shares		Description	Value

		LONG-TERM INVESTMENTS—94.9%
		Common Stocks—94.9%
		Australia—4.5%
1,242,600		Foster’s Group Ltd.	$ 5,122,867
1,000,000		Lion Nathan Ltd.	6,030,790
1,300,000		Promina Group Ltd.	5,469,092
276,000		Publishing & Broadcasting Ltd.	3,616,635
373,900		QBE Insurance Group Ltd.	6,317,766
4,193,500		SP AusNet	4,145,394
310,800		St. George Bank Ltd.	6,823,467

		Total Australia	37,526,011

		Belgium—0.5%
30,800		Umicore	3,897,016

		Bermuda—1.0%
126,200		Accenture Ltd.	3,692,612
137,900		Ingersoll-Rand Co. Ltd.	4,936,820

		Total Bermuda	8,629,432

		Brazil—1.8%

273,400	[1]	Cia Vale do Rio Doce (ADR)	6,342,880
260,100		Gerdau SA (ADR)	4,049,757
45,200		Petroleo Brasileiro SA (ADR)	4,152,976

		Total Brazil	14,545,613

		Canada—1.7%
127,700		Barrick Gold Corp.	3,920,030
58,800		Canadian Imperial Bank of Commerce	4,013,696
95,000		Teck Cominco Ltd., Class B	6,287,444

		Total Canada	14,221,170

		China—1.4%
104,000		PetroChina Co. Ltd. (ADR)	11,897,600

		Denmark—1.0%
213,500		Danske Bank A/S	8,187,149

		Finland—2.5%
158,115		Fortum Oyj	4,285,934
125,900		Metso Oyj	4,540,081
144,000		Rautaruukki Oyj	4,092,790
189,301		Wartsila Oyj	7,351,119

		Total Finland	20,269,924

		France—1.7%
109,800		Bouygues	5,482,707
58,100		Societe Generale	8,668,540

		Total France	14,151,247

		Germany—4.9%

62,800		Deutsche Bank AG	7,269,603
219,200		Deutsche Lufthansa AG	4,090,890
55,800		E.On AG	6,735,859
115,400		Man AG	8,358,260
76,800		RWE AG	6,734,863
204,481		ThyssenKrupp AG	7,138,707

		Total Germany	40,328,182

		Greece—0.6%
212,000		Piraeus Bank SA	5,307,853

		Hong Kong—3.1%
12,957,000		CNOOC Ltd.	11,022,338
10,699,000		Guangdong Investment Ltd.	4,172,090
633,000		Hong Kong Exchanges & Clearing Ltd.	4,113,987
2,563,000		New World Development Co. Ltd.	4,387,004

BlackRock World Investment Trust (BWC) (continued)

Shares		Description	Value

		Hong Kong—(cont’d)
5,000,000		Xinyi Glass Holding Co. Ltd.	$ 1,724,537

		Total Hong Kong	25,419,956

		Italy—4.7%
397,600		Credito Emiliano SpA	5,216,075
461,100		ENI SpA	14,142,112
124,100		Fondiaria-Sai SpA	4,413,745
547,300		Milano Assicurazioni SpA	3,750,785
831,900		Unicredito Italiano SpA	6,402,582
1,558,000		Unipol SpA	4,497,828

		Total Italy	38,423,127

		Japan—13.9%
118,200		Aisin Seiki Co. Ltd.	3,433,259
898,000		Bank of Yokohama Ltd.	7,198,412
109,200		Daito Trust Construction Co. Ltd.	5,934,110
129,000		Denso Corp.	4,422,086
68,100		Fanuc Ltd.	5,678,713
73,900		Fast Retailing Co. Ltd.	6,014,104
265,400		Hitachi Construction Machinery Co. Ltd.	6,238,850
242,800		Honda Motor Co. Ltd.	8,005,443
190,600		Isetan Co. Ltd.	2,994,205
639,000		Kubota Corp.	5,874,709
163,600		Maruichi Steel Tube Ltd.	3,860,072
1,427,000		Mitsubishi Heavy Industries Ltd.	5,837,699
585		Mitsubishi UFJ Financial Group, Inc.	8,266,387
1,095		Mizuho Financial Group, Inc.	9,197,828
973,000		Nippon Steel Corp.	3,785,233
26,170		ORIX Corp.	6,859,510
303,600		OSG Corp.	5,272,516
406,900		Sumitomo Heavy Industries Ltd.	3,535,020
1,002,000		Sumitomo Metal Industries Ltd.	4,002,931
775		Sumitomo Mitsui Financial Group, Inc.	8,247,198

		Total Japan	114,658,285

		Mexico—2.6%
185,000	[1]	America Movil SA de CV (ADR)	6,619,300
1,298,200	[2]	Cemex SA de CV	3,665,576
1,236,000		Grupo Mexico SA de CV	3,991,734
1,879,000		Grupo Televisa SA	6,959,735

		Total Mexico	21,236,345

		Netherlands—3.7%
67,000		Akzo Nobel NV	3,728,118
226,000		ING Groep NV	9,174,646
60,100		Rodamco Europe NV	6,364,378
201,200		SBM Offshore NV	5,546,339
233,100		Unilever NV	5,541,351

		Total Netherlands	30,354,832

		Norway—3.6%
309,500		Norsk Hydro ASA	8,800,471
97,300		Orkla ASA	4,410,870
3,377,900	[2]	PAN Fish ASA	3,737,671
305,800		Statoil ASA	9,067,918
221,900		Yara Intl. ASA	3,344,094

		Total Norway	29,361,024

		Russia—0.7%
170,000		Mobile Telesystems OJSC (ADR)	5,429,800

		Singapore—0.8%
2,580,000		CapitaLand Ltd.	6,699,813

		South Africa—0.6%
430,000		Foschini Ltd.	2,749,543
675,000		Truworths Intl. Ltd.	2,187,234

		Total South Africa	4,936,777

BlackRock World Investment Trust (BWC) (continued)

Shares		Description	Value

		South Korea—0.5%
192,500		SK Telecom Co. Ltd. (ADR)	$ 4,506,425

		Spain—1.3%
88,400		Fomento de Construcciones y Contratas SA	6,893,899
162,700		Gestevision Telecinco SA	3,957,141

		Total Spain	10,851,040

		Sweden—6.4%
194,300		Alfa Laval AB	6,362,492
336,700		Atlas Copco AB	8,385,907
238,000		D. Carnegie AB	4,441,623
156,500		Hennes & Mauritz AB	5,808,722
350,000		Nordea Bank AB	4,382,861
187,300		Oriflame Cosmetics SA (ADR)	6,380,163
689,000		Sandvik AB	7,170,063
508,300		Skanska AB	7,969,683
		SSAB Svenskt Stal AB,
104,763		Ser. A	2,078,674
14,700		Ser. B	275,355

		Total Sweden	53,255,543

		Switzerland—2.1%
17,800		Nestle SA	5,833,042
36,100		Roche Holding AG	6,424,688
95,000		UBS AG	5,168,624

		Total Switzerland	17,426,354

		Thailand—0.9%
1,478,400		Advanced Info Service PCL	3,436,323
13,592,000		Krung Thai Bank PCL	3,913,175

		Total Thailand	7,349,498

		United Kingdom—13.1%
554,700		Arriva PLC	5,719,732
555,200		BAE Systems PLC	3,705,102
993,400		BP PLC	11,969,122
939,000		Cobham PLC	2,916,122
1,599,000	[2]	Debenhams PLC	5,376,497
360,500		Diageo PLC	6,336,848
400,600		Exam PLC	3,779,033
337,700		Hanson PLC	4,157,142
423,900		Kelda Group PLC	6,588,176
2,000,000		Legal & General Group PLC	4,641,997
365,800		National Express Group PLC	5,596,365
2,049,300		Old Mutual PLC	6,201,532
332,800		Royal Dutch Shell PLC	12,253,167
358,600		Sabmiller PLC	7,201,072
525,938		Tate & Lyle PLC	6,729,821
477,500		United Utilities PLC	5,887,023
300,600		Viridian Group PLC	5,780,877
175,000	[2]	Vodafone Group PLC (ADR)	3,794,000

		Total United Kingdom	108,633,628

		United States—15.3%
527,700	[1]	Alaska Communications Systems Group, Inc.	6,538,203
59,600	[1]	Alliance Bernstein Holdings LP	3,874,000
100,000	[1]	Alltel Corp.	5,517,000
95,800		Altria Group, Inc.	7,661,126
193,300	[1]	Archer-Daniels-Midland Co.	8,505,200
203,100		AT&T, Inc.	6,090,969
116,900	[1]	Consolidated Edison, Inc.	5,479,103
144,200	[1]	Equitable Resources, Inc.	5,192,642
10,700	[2]	Google, Inc.	4,136,620
346,500		Highland Hospitality Corp.	4,625,775
115,000		HJ Heinz Co.	4,826,550
180,000	[1]	McDonald’s Corp.	6,370,200
104,500	[1]	Newmont Mining Corp.	5,353,535
58,500	[1]	Nike, Inc.	4,621,500

BlackRock World Investment Trust (BWC) (continued)

Shares		Description	Value

		United States—(cont’d)
170,700		PPL Corp.	$ 5,807,214
127,100		Progress Energy, Inc.	5,535,205
81,500		Reynolds American, Inc.	10,332,570
85,000		Sempra Energy	4,102,100
190,000		Strategic Hotels & Resorts, Inc.	3,790,500
80,700		Temple-Inland, Inc.	3,432,978
141,800		UST, Inc.	7,167,990
55,400		Whirlpool Corp.	4,276,326
230,192		Windstream Corp.	2,884,306

		Total United States	126,121,612

		Total Common Stocks (cost $747,241,051)	783,625,256

Principal
Amount

		SHORT-TERM INVESTMENTS—5.7%
		Commercial Paper—1.3%
$11,000,000	[3]	Amsterdam Funding Corp., 5.36%, 8/23/06	10,964,171

Shares

		Money Market Fund—3.0%
24,925,641		Fidelity Institutional Money Market Prime Portfolio	24,925,641

Principal
Amount

		U.S. Government and Agency Discount Notes—1.4%
$11,600,000	[3]	Federal Home Loan Bank Disc. Notes, 4.95%, 8/1/06	11,600,000

		Total Short-Term Investments (cost $47,489,812)	47,489,812

Contracts

		OUTSTANDING CALL OPTION PURCHASED—0.0%
10,500		Arch Coal, Inc., strike price $50, expires 11/17/06 (cost $3,990)	8,536

		Total investments before outstanding options written (cost $794,734,8524)	831,123,604

		OUTSTANDING CALL OPTIONS WRITTEN—(1.5)%
(250)		Accenture Ltd., strike price $28.50, expires 08/11/06	(27,000)
(300)		Accenture Ltd., strike price $30, expires 08/19/06	(9,000)
(370,000)		Advanced Info Service PCL, strike price $90.67, expires 11/08/06	(36,352)
(300)		Akzo Nobel NV, strike price 43 EUR, expires 08/18/06	(51,735)
(216,500)		Alaska Communications Systems Group, Inc., strike price $12, expires 11/17/06	(150,901)
(178,800)		Alaska Communications Systems Group, Inc., strike price $12.43, expires 08/10/06	(35,581)
(55,000)		Alfa Laval AB, strike price 211.64 SEK, expires 08/23/06	(200,621)
(23,000)		Alfa Laval AB, strike price 243.60 SEK, expires 08/03/06	(4,100)
(238)		Alliance Bernstein Holdings LP, strike price $65, expires 09/16/06	(41,650)
(400)		Alltel Corp., strike price $55, expires 08/19/06	(70,000)
(180)		Alltel Corp., strike price $68, expires 11/10/06	(1,260)
(45,000)		Altria Group, Inc., strike price $75.50, expires 08/21/06	(230,490)
(12,500)		Altria Group, Inc., strike price $80.96, expires 11/17/06	(39,787)
(790)		America Movil SA de CV (ADR), strike price $35, expires 08/19/06	(118,500)
(250)		America Movil SA de CV (ADR), strike price $37, expires 11/03/06	(62,750)
(300)		America Movil SA de CV (ADR), strike price $40, expires 11/18/06	(44,250)
(10,500)		Arch Coal, Inc., strike price $51, expires 11/17/06	(7,318)
(205)		Archer-Daniels-Midland Co., strike price $40, expires 08/19/06	(90,200)
(240)		Archer-Daniels-Midland Co., strike price $45, expires 08/19/06	(33,600)
(205)		Archer-Daniels-Midland Co., strike price $45, expires 09/16/06	(44,075)
(22,000)		Archer-Daniels-Midland Co., strike price $47.35, expires 11/17/06	(58,344)
(444,000)		Arriva PLC, strike price 6.07 GBP, expires 08/23/06	(19,341)
(220)		AT&T, Inc., strike price $27.50, expires 08/19/06	(55,000)
(220)		AT&T, Inc., strike price $27.50, expires 09/16/06	(61,600)
(570)		AT&T, Inc., strike price $29, expires 11/10/06	(112,860)
(126,000)		Atlas Copco AB, strike price 195.01 SEK, expires 08/23/06	(24,839)
(25,800)		Atlas Copco AB, strike price 203.84 SEK, expires 08/10/06	(243)
(220,000)		BAE Systems PLC, strike price 3.75 GBP, expires 08/29/06	(22,060)

BlackRock World Investment Trust (BWC) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(360,000)	Bank of Yokohama Ltd., strike price 831.33 JPY, expires 08/30/06	$ (298,569)
(350)	Barrick Gold Corp., strike price 34 CAD, expires 08/19/06	(46,390)
(350)	Barrick Gold Corp., strike price 36 CAD, expires 09/16/06	(30,927)
(420)	BP PLC, strike price 6.50 GBP, expires 08/18/06	(64,726)
(95)	Canadian Imperial Bank of Commerce, strike price 80 CAD, expires 08/19/06	(2,518)
(288)	Canadian Imperial Bank of Commerce, strike price 80 CAD, expires 10/21/06	(33,083)
(1,065,000)	CapitaLand Ltd., strike price 4.47 SGD, expires 09/06/06	(46,476)
(436,000)	Cemex SA de CV, strike price 34.50 MXN, expires 08/15/06	(147)
(120,000)	Cemex SA de CV, strike price 36.50 MXN, expires 11/03/06	(13,048)
(500)	Cia Vale Do Rio Doce (ADR), strike price $22.50, expires 08/19/06	(60,000)
(80,000)	Cia Vale Do Rio Doce (ADR), strike price $24, expires 09/15/06	(77,563)
(40,000)	Cia Vale Do Rio Doce (ADR), strike price $26, expires 11/17/06	(37,560)
(8,422,000)	CNOOC Ltd., strike price 6.75 HKD, expires 09/27/06	(214,566)
(750,000)	Cobham PLC, strike price 1.70 GBP, expires 08/29/06	(74,253)
(70,000)	Consolidated Edison, Inc., strike price $47, expires 09/15/06	(59,817)
(159,000)	Credito Emiliano SpA, strike price 9.30 EUR, expires 08/24/06	(214,196)
(51,000)	D. Carnegie AB, strike price 129.48 SEK, expires 08/23/06	(56,416)
(47,600)	D. Carnegie AB, strike price 146.44 SEK, expires 08/10/06	(511)
(42,000)	Daito Trust Construction Co. Ltd., strike price 6,375.65 JPY, expires 08/11/06	(33,831)
(55,000)	Danske Bank A/S, strike price 220 DKK, expires 08/23/06	(74,673)
(648,000)	Debenhams PLC, strike price 2 GBP, expires 08/23/06	(5,617)
(160)	Deutsche Bank AG, strike price 90 EUR, expires 08/18/06	(48,030)
(15,500)	Deutsche Bank AG, strike price 94.73 EUR, expires 11/07/06	(52,843)
(18,300)	Deutsche Lufthansa AG, strike price 13.82 EUR, expires 08/10/06	(20,150)
(252,000)	Diageo PLC, strike price 9.11 GBP, expires 08/03/06	(144,935)
(288)	E.On AG, strike price 90 EUR, expires 08/18/06	(194,982)
(400)	ENI SpA, strike price 23 EUR, expires 08/18/06	(280,364)
(28,000)	ENI SpA, strike price 23.61 EUR, expires 08/10/06	(19,343)
(470)	Equitable Resources, Inc., strike price $35, expires 08/19/06	(57,575)
(28,000)	Fanuc Ltd., strike price 10,100.07 JPY, expires 08/30/06	(44,429)
(30,000)	Fast Retailing Co. Ltd., strike price 9,985.64 JPY, expires 08/30/06	(35,624)
(53,000)	Fomento de Construcciones y Contratas SA, strike price 60.64 EUR, expires 08/29/06	(141,254)
(37,200)	Fondiaria-Sai SpA, strike price 32 EUR, expires 08/23/06	(36,358)
(33,300)	Fortum Oyj, strike price 20.08 EUR, expires 08/10/06	(52,092)
(72,000)	Foschini Ltd., strike price 43.80 ZAR, expires 08/29/06	(21,360)
(575,000)	Foster’s Group Ltd., strike price 5.60 AUD, expires 09/06/06	(17,625)
(150)	Gerdau SA (ADR), strike price $13.38, expires 09/16/06	(55,125)
(670)	Gerdau SA (ADR), strike price $15, expires 08/19/06	(60,300)
(220)	Gerdau SA (ADR), strike price $15, expires 09/16/06	(28,600)
(81,000)	Gestevision Telecinco SA, strike price 18.73 EUR, expires 08/29/06	(73,512)
(35)	Google, Inc., strike price $400, expires 08/19/06	(15,750)
(300,000)	Grupo Mexico SA de CV, strike price 34 MXN, expires 09/08/06	(94,551)
(200,000)	Grupo Mexico SA de CV, strike price 37 MXN, expires 11/03/06	(65,193)
(450,000)	Grupo Televisa SA, strike price 47 MXN, expires 09/08/06	(1,080)
(300,000)	Grupo Televisa SA, strike price 47.50 MXN, expires 11/03/06	(6,833)
(270,000)	Hanson PLC, strike price 6.66 GBP, expires 08/29/06	(79,387)
(139,000)	Highland Hospitality Corp., strike price $13.33, expires 09/13/06	(59,631)
(185,000)	Hitachi Construction Machinery Co. Ltd., strike price 2,613.13 JPY, expires 08/30/06	(292,003)
(220)	HJ Heinz Co., strike price $42.63, expires 09/08/06	(25,080)
(240)	HJ Heinz Co., strike price $45.13, expires 11/10/06	(20,880)
(100,000)	Honda Motor Co. Ltd., strike price 3,725.30 JPY, expires 08/30/06	(128,836)
(317,000)	Hong Kong Exchanges & Clearing Ltd., strike price 52.34 HKD, expires 09/27/06	(73,939)
(1,000)	ING Groep NV, strike price 30 EUR, expires 08/21/06	(236,319)
(375)	Ingersoll-Rand Co. Ltd., strike price $40, expires 09/16/06	(11,250)
(130,000)	Isetan Co. Ltd., strike price 2,013.12 JPY, expires 08/30/06	(14,651)
(255,000)	Kelda Group PLC, strike price 7.67 GBP, expires 08/29/06	(234,498)
(800,000)	Legal & General Group PLC, strike price 1.39 GBP, expires 08/02/06	(15)
(348,300)	Lion Nathan Ltd., strike price 7.96 AUD, expires 09/06/06	(64,857)
(525)	Man AG, strike price 58 EUR, expires 08/18/06	(97,913)
(97,000)	Maruichi Steel Tube Ltd., strike price 2,590.45 JPY, expires 08/11/06	(105,200)
(720)	McDonald’s Corp., strike price $35, expires 08/19/06	(61,200)
(180)	McDonald’s Corp., strike price $36.50, expires 11/10/06	(26,460)
(50,000)	Metso Oyj, strike price 28.34 EUR, expires 08/29/06	(51,367)
(565,000)	Mitsubishi Heavy Industries Ltd., strike price 509.34 JPY, expires 08/11/06	(4,607)
(350)	Mitsubishi UFJ Financial Group, Inc., strike price 1,572,387.70 JPY, expires 08/11/06	(181,657)
(600)	Mizuho Financial Group, Inc., strike price 939,267.30 JPY, expires 08/11/06	(161,718)
(600)	Mobile Telesystems OJSC (ADR), strike price $30, expires 08/19/06	(139,500)

BlackRock World Investment Trust (BWC) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(50,000)	Mobile Telesystems OJSC (ADR), strike price $30.50, expires 09/15/06	$ (119,950)
(60,000)	Mobile Telesystems OJSC (ADR), strike price $31.99, expires 08/18/06	(58,680)
(147,000)	National Express Group PLC, strike price 8.85 GBP, expires 08/29/06	(39,006)
(12,000)	Nestle SA, strike price 385.22 CHF, expires 08/23/06	(188,957)
(1,025,000)	New World Development Co. Ltd., strike price 13.41 HKD, expires 09/27/06	(97,023)
(240)	Newmont Mining Corp., strike price $55, expires 08/19/06	(10,800)
(180)	Newmont Mining Corp., strike price $61, expires 11/10/06	(19,980)
(100)	Nike, Inc., strike price $65, expires 08/19/06	(600)
(250)	Nike, Inc., strike price $85, expires 11/10/06	(35,500)
(590,000)	Nippon Steel Corp., strike price 435.07 JPY, expires 08/11/06	(81,685)
(140,000)	Nordea Bank AB, strike price 93.22 SEK, expires 08/02/06	(1,395)
(80,000)	Norsk Hydro ASA, strike price 173.78 NOK, expires 08/23/06	(91,953)
(20,500)	Norsk Hydro ASA, strike price 176.80 NOK, expires 08/10/06	(13,241)
(1,897,400)	Old Mutual PLC, strike price 1.64 GBP, expires 08/23/06	(177,572)
(151,900)	Old Mutual PLC, strike price 1.73 GBP, expires 08/10/06	(230)
(55,200)	Oriflame Cosmetics SA, strike price 242.98 SEK, expires 08/23/06	(85,271)
(36,400)	Orkla ASA, strike price 299.58 NOK, expires 08/23/06	(7,699)
(1,440,000)	PAN Fish ASA, strike price 7.82 NOK, expires 08/30/06	(40,384)
(80)	PetroChina Co. Ltd. (ADR), strike price $105, expires 08/19/06	(82,400)
(285)	PetroChina Co. Ltd. (ADR), strike price $115, expires 09/16/06	(133,950)
(11,000)	PetroChina Co. Ltd. (ADR), strike price $121, expires 11/17/06	(56,497)
(16,000)	Petroleo Brasileiro SA (ADR), strike price $101, expires 11/17/06	(58,628)
(160)	Petroleo Brasileiro SA (ADR), strike price $95, expires 08/19/06	(24,800)
(106,250)	Piraeus Bank SA, strike price 17.48 EUR, expires 08/24/06	(299,342)
(64,200)	PPL Corp., strike price $36, expires 11/17/06	(37,878)
(550)	Progress Energy, Inc., strike price $43.75, expires 08/07/06	(13,750)
(520,000)	Promina Group Ltd., strike price 5.91 AUD, expires 08/04/06	(4)
(110,000)	Publishing & Broadcasting Ltd., strike price 17.76 AUD, expires 09/27/06	(25,204)
(154,500)	QBE Insurance Group Ltd., strike price 21.47 AUD, expires 09/06/06	(106,909)
(46,000)	Rautaruukki Oyj, strike price 23.08 EUR, expires 08/03/06	(4,983)
(25,500)	Rautaruukki Oyj, strike price 26.41 EUR, expires 08/02/06	—
(80,000)	Rexam PLC, strike price 5.16 GBP, expires 08/23/06	(10,039)
(210)	Reynolds American, Inc., strike price $115, expires 08/19/06	(267,120)
(140)	Reynolds American, Inc., strike price $130, expires 11/18/06	(76,300)
(123)	Reynolds American, Inc., strike price $135, expires 09/16/06	(14,452)
(20,000)	Roche Holding AG, strike price 201 CHF, expires 08/23/06	(301,722)
(250)	Rodamco Europe NV, strike price 78 EUR, expires 09/15/06	(180,433)
(150,000)	Royal Dutch Shell PLC, strike price 20 GBP, expires 09/15/06	(97,835)
(38,000)	RWE AG, strike price 63.25 EUR, expires 08/23/06	(283,522)
(71,000)	Sabmiller PLC, strike price 10.08 GBP, expires 08/10/06	(94,881)
(700)	SBM Offshore NV, strike price 22 EUR, expires 09/15/06	(58,122)
(57,000)	Sempra Energy, strike price $51, expires 11/17/06	(59,622)
(360)	SK Telecom Co. Ltd. (ADR), strike price $23.50, expires 09/08/06	(28,080)
(254,000)	Skanska AB, strike price 111.28 SEK, expires 08/23/06	(153,393)
(250)	Societe Generale, strike price 115 EUR, expires 08/21/06	(113,689)
(720,000)	SP AusNet, strike price 1.29 AUD, expires 09/06/06	(18,318)
(84,000)	SSAB Svenskt Stal AB, Ser A, strike price 140.38 SEK, expires 08/23/06	(87,471)
(35,400)	SSAB Svenskt Stal AB, Ser B, strike price 144.73 SEK, expires 08/10/06	(22,147)
(202,000)	St. George Bank Ltd., strike price 28.84 AUD, expires 09/06/06	(111,760)
(21,100)	Statoil ASA, strike price 172.73 NOK, expires 08/24/06	(45,439)
(125,000)	Statoil ASA, strike price 181.65 NOK, expires 08/23/06	(152,293)
(95,000)	Strategic Hotels & Resorts, Inc., strike price $21.50, expires 08/18/06	(1,710)
(210,000)	Sumitomo Heavy Industries Ltd., strike price 1,075.58 JPY, expires 08/11/06	(8,354)
(400,000)	Sumitomo Metal Industries Ltd., strike price 511.91 JPY, expires 08/11/06	(623)
(400)	Sumitomo Mitsui Financial Group, Inc., strike price 1,185,241.60 JPY, expires 08/11/06	(149,523)
(183,000)	Tate & Lyle PLC, strike price 5.87 GBP, expires 08/15/06	(339,787)
(140)	Teck Cominco Ltd., Class B, strike price 72 CAD, expires 09/16/06	(70,513)
(240)	Teck Cominco Ltd., Class B, strike price 76 CAD, expires 11/18/06	(119,820)
(60,000)	Temple-Inland, Inc., strike price $47.55, expires 11/17/06	(53,160)
(820)	ThyssenKrupp AG, strike price 27 EUR, expires 08/18/06	(120,459)
(135,000)	Truworths Intl. Ltd., strike price 20.72 ZAR, expires 08/29/06	(41,800)
(56,255)	UBS AG, strike price 67.16 CHF, expires 08/28/06	(86,865)
(418)	Unicredito Italiano SpA, strike price 6.20 EUR, expires 08/18/06	(27,979)
(105,000)	Unilever NV, strike price 17.56 EUR, expires 08/29/06	(168,091)
(470,000)	Unipol SpA, strike price 2.34 EUR, expires 08/29/06	(18,732)
(382,000)	United Utilities PLC, strike price 6.40 GBP, expires 08/29/06	(198,496)
(29,500)	UST, Inc., strike price $49.03, expires 11/17/06	(103,044)

BlackRock World Investment Trust (BWC) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(397)	UST, Inc., strike price $50, expires 08/19/06	$ (62,528)
(300)	UST, Inc., strike price $50, expires 09/16/06	(64,500)
(70,000)	Viridian Group PLC, strike price 9.38 GBP, expires 08/24/06	(90,161)
(53,300)	Viridian Group PLC, strike price 9.43 GBP, expires 08/03/06	(58,596)
(27,000)	Viridian Group PLC, strike price 9.58 GBP, expires 08/29/06	(26,978)
(700)	Vodafone Group PLC (ADR), strike price $22.50, expires 09/16/06	(35,000)
(200)	Vodafone Group PLC (ADR), strike price $24, expires 11/10/06	(400)
(45,400)	Wartsila Oyj, strike price 32.62 EUR, expires 08/23/06	(19,661)
(30,600)	Wartsila Oyj, strike price 32.92 EUR, expires 08/23/06	(11,225)
(14,500)	Whirlpool Corp., strike price $88, expires 08/18/06	(2,479)
(70)	Whirlpool Corp., strike price $90, expires 09/16/06	(2,100)

	Total Outstanding Call Options Written (premium received ($9,850,031))	(12,710,713)

	Total investments net of outstanding options written—99.1%	818,412,891
	Other assets in excess of liabilities—0.9%	7,641,492

	Net Assets—100.0%	$826,054,383

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Non-income producing security.
[3]	Rate shown is the yield to maturity as of July 31, 2006.
[4]	Cost for Federal income tax purposes is $795,540,932. The net unrealized appreciation on a tax basis is $35,582,672, consisting of $53,642,147 gross unrealized appreciation and $18,059,475 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipt	HKD	—	Hong Kong Dollar
AUD	—	Australian Dollar	JPY	—	Japanese Yen
CAD	—	Canadian Dollar	MXN	—	Mexican Peso
CHF	—	Swiss Franc	NOK	—	Norwegian Krone
DKK	—	Danish Krone	SEK	—	Swedish Krona
EUR	—	Euro	SGD	—	Singapore Dollar
GBP	—	British Pound	ZAR	—	South African Rand

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock World Investment Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006